Financial Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Fair value of financial instruments, details:
Carrying amount of long-term debt	$ 22,857,000,000	$ 21,846,000,000
Fair value of long-term debt	27,383,000,000	24,006,000,000
Debt and Marketable Equity Securities.
Debt securities - noncurrent, Adjusted Cost	7,000,000	6,000,000
Debt securities non-current gross unrealized gains	1,000,000	1,000,000
Debt securities non-current gross unrealized losses		0
Available-for-sale equity investments, Adjusted Cost	58,000,000	194,000,000
Available-for-sale equity investments, gross unrealized gains	27,000,000	264,000,000
Available-for-sale equity investments, gross unrealized losses	(2,000,000)	0
Debt securities - noncurrent	8,000,000	7,000,000
Available-for-sale equity investments	83,000,000	458,000,000
Sales of debt and marketable equity securities
Proceeds	405,000,000	16,000,000	24,000,000
Gross realized gains (before taxes)	232,000,000	6,000,000	3,000,000
Gross realized losses (before taxes)	0	0	(40,000,000)
Unrealized holding gains (losses) on available-for-sale debt and marketable securities
Net unrealized gains/(losses) arising during the period	(7,000,000)	51,000,000
Net unrealized (gains)/losses reclassified to net income	(143,000,000)	0	39,000,000
Writedowns included in net income for the period	300,000	3,600,000
Contractual maturities of substantially all available-for-sale debt securities (in years)	1
Other securities
Debt and Marketable Equity Securities.
Debt securities - noncurrent, Adjusted Cost	7,000,000	6,000,000
Debt securities non-current gross unrealized gains	1,000,000	1,000,000
Debt securities non-current gross unrealized losses		0
Debt securities - noncurrent	$ 8,000,000	$ 7,000,000